Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The founding and significant shareholder of the Company has an ownership interest in AmTrust, Maiden Holdings Ltd. (“Maiden”) and ACP Re. The Company provides and receives services from these related entities as follows:
Pursuant to an Asset Management Agreement among NGHC and AII Insurance Management Limited (“AIIM”), a subsidiary of AmTrust, the Company pays AIIM a fee for managing the Company’s investment portfolio. Pursuant to the asset management agreement, AIIM provides investment management services for a quarterly fee of 0.05% of the average value of assets under management if the average value of the account for the previous calendar quarter is less than or equal to $1 billion, and 0.0375% of the average value of assets under management if the average value of the account for the previous calendar quarter is greater than $1 billion. Following the initial one-year term, the agreement may be terminated upon 30 days written notice by either party. The amounts charged for such expenses were $433 and $856 for the three and six months ended June 30, 2014, respectively, while the amounts charged for such expenses were $363 and $726 for the three and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, there was a payable to AIIM related to these services in the amount of $428 and $439, respectively.
AmTrust provides postage and billing services to the Company for premiums written on the Company’s new policy system pursuant to a Master Services Agreement with National General Management Corp., a wholly owned subsidiary of the Company. The agreement is effective for ten years from the acceptance of all phases of the initial work statement and can be automatically renewed thereafter for subsequent five year terms. The agreement is cancellable for material breach of contract that is not cured within thirty days, if either party fails to perform obligations under contract, if either party is declared bankrupt or insolvent, and in the event of a proposed change of control by either party to a competitor. The services are charged on a work-per-piece basis and are billed to the Company at cost. The Company has the right to audit the books and records as appropriate. The amounts charged for such expenses were $1,710 and $4,003 for the three and six months ended June 30, 2014, respectively, while the amounts charged for such expenses were $1,538 and $2,777 for the three and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, there was a payable for these services in the amount of $1,755 and $1,389, respectively.
AmTrust also provides the Company information technology development services in connection with the development of a policy management system at cost pursuant to a Master Services Agreement with National General Management Corp. The amounts charged for such expenses were $800 and $2,175 for the three and six months ended June 30, 2014, respectively, of which amounts capitalized in property and equipment were $527 and $967 for the three and six months ended June 30, 2014, respectively. The amounts charged for such expenses were $1,006 and $2,012 for the three and six months ended June 30, 2013, respectively, of which amounts capitalized in property and equipment were $853 and $1,706 for the three and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, there was a payable for these services in the amount of $1,466 and $777, respectively.

In addition, as consideration for a license for the Company to use that system, AmTrust receives a license fee in the amount of 1.25% of gross premiums of NGHC and its affiliates written on the system plus the costs for support services. The amounts charged for such fees were $3,825 and $7,912 for the three and six months ended June 30, 2014, respectively, while the amounts charged for such fees were $2,944 and $5,419 for the three and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, there were payables for these services in the amount of $8,026 and $7,610, respectively.

On September 1, 2012 the Company purchased The Association Benefits Solution companies. As part of the purchase, the Company is now affiliated with AIBD Health Plan which is a welfare benefit plan for several member groups. As of June 30, 2014 and December 31, 2013, the Company had a receivable of $5,720 and $4,955, respectively. All balances due to and from this entity are settled at a minimum on a quarterly basis.

On November 9, 2012, National General Management Corp. entered into a management agreement with an affiliated company, Agent Alliance Insurance Company (“AAIC”), whereby it performs various services on behalf of AAIC. The Company received management fees from AAIC of $29 and $56 for the three and six months ended June 30, 2014, respectively, while the amounts received for such management fees were $15 and $25 for the three and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, there was a receivable (payable) due to AAIC of $116 and $207, respectively.

On November 9, 2012, a wholly-owned subsidiary, Integon National, entered into a reinsurance agreement with an affiliated company, AAIC, whereby AAIC cedes 100% of the total written premiums, acquisition costs and incurred losses and LAE on business with effective dates before and after November 9, 2012. The agreement has an indefinite term.

On July 1, 2012, a wholly-owned subsidiary, Integon National, entered into an agreement with an AmTrust subsidiary, Risk Services, LLC (“RSL”). RSL provides certain consulting and marketing services to promote the Company’s captive insurance program to potential agents. RSL receives 1.50% of all net written premiums generated to the program. The amounts charged for such fees were $35 and $66 for the three and six months ended June 30, 2014, respectively, while the amounts charged for such fees were $18 and $79 for the three and six months ended June 30, 2013, respectively. As of June 30, 2014 and December 31, 2013, there was a payable for these services in the amount of $36 and $26, respectively.

On March 22, 2012, a wholly-owned subsidiary, Integon National, entered into a reinsurance agreement with an AmTrust subsidiary, Agent Alliance Reinsurance Company (“AARC”), whereby the Company cedes 25% of the business written by certain agents who are members of the Company’s captive agent program along with 25% of any related losses. The Company receives a ceding commission of 25% of the associated ceded premiums. Each party may terminate the agreement by providing 90 days written notice.

On January 1, 2013, the Company entered into a quota share agreement with Wesco Insurance Company (“Wesco”), a subsidiary of AmTrust, to assume 100% of the accident and health business written before January 1, 2013. The Company reinsures 100% of the existing obligations with respect to the accident and health program, including a loss portfolio transfer of 100% of loss and LAE reserves and unearned premium as of the effective date in exchange for an amount equal to 100% of the loss and LAE reserves and unearned premium reserves related to the existing contracts and 100% of the business fronted by Wesco on behalf of the Company after the effective date less the fronted ceded commission of 5% of premiums written, plus the related fronting acquisition costs and fronting inuring reinsurance costs, both meaning the actual costs paid by Wesco to the third parties with respect to those transactions.

The amounts related to these reinsurance treaties are as follows:

June 30, 2014	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(199)	$—	$40
Wesco	(3,714)	—	(60)
AARC	543	100	(330)

December 31, 2013	Recoverable (Payable) on Paid and Unpaid Losses and LAE	Commission Receivable	Premium Receivable (Payable)
AAIC	$(200)	$836	$1,359
Wesco	(1,067)	—	13
AARC	457	78	(281)

Three Months Ended June 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$720	$(173)	$448
Wesco	5,926	(1,490)	5,456
AARC	(330)	89	(173)

Three Months Ended June 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$1,084	$(311)	$369
Wesco	4,506	(1,377)	2,869
AARC	(335)	98	(208)

Six Months Ended June 30, 2014	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$1,483	$(385)	$1,004
Wesco	10,668	(2,742)	8,686
AARC	(623)	172	(366)

Six Months Ended June 30, 2013	Assumed (Ceded) Earned Premiums	Commission Income (Expense)	Assumed (Ceded) Losses and LAE
AAIC	$2,239	$(457)	$1,182
Wesco	6,449	(1,825)	3,888
AARC	(625)	189	(411)

The Company participates in a quota share reinsurance treaty with the related entities listed below whereby it ceded 50% of the total net earned premiums and net incurred losses and LAE on business with effective dates after March 1, 2010 (“NGHC Quota Share”).

On August 1, 2013, the Company provided notice to parties of the NGHC Quota Share agreement that it was terminating the agreement. The Company no longer cedes any net earned premiums and net incurred losses and LAE on business with effective dates after July 31, 2013. The termination is on a run-off basis, meaning the Company will continue to cede 50% of the net premiums and the related net losses with respect to policies in force as of July 31, 2013 through the expiration of such policies.

The NGHC Quota Share provided that the reinsurers pay a provisional ceding commission equal to 32.5% of ceded earned premium, net of premiums ceded by the Company for inuring reinsurance, subject to adjustment. The ceding commission is subject to adjustment to a maximum of 34.5% if the loss ratio for the reinsured business is 60.0% or less and a minimum of 30.5% if the loss ratio is 64.5% or greater.

Effective October 1, 2012, the parties amended the reinsurance agreement to decrease the provisional ceding commission from 32.5% to 32.0% of ceded earned premium, net of premiums ceded by the Company for inuring reinsurance, subject to adjustment. The ceding commission is subject to adjustment to a minimum of 30.0% (changed from 30.5%), if the loss ratio is 64.5% or greater. The Company believes that the terms, conditions and pricing of the NGHC Quota Share have been determined by arm's length negotiations and reflect current market terms and conditions.

The percentage breakdown by reinsurer of such 50% is as follows:

Name of Insurer	Percentage Participation
ACP Re Ltd.	30%
Maiden Insurance Company, a subsidiary of Maiden	50%
Technology Insurance Company, a subsidiary of AmTrust	20%

The amounts related to this reinsurance treaty are as follows:

Three Months Ended June 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$3,678	$1,201	$2,340
Maiden Insurance Company	6,130	1,943	3,886
Technology Insurance Company	2,452	786	1,574
Total	$12,260	$3,930	$7,800

Three Months Ended June 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$44,120	$13,342	$28,071
Maiden Insurance Company	73,533	22,237	46,785
Technology Insurance Company	29,413	8,894	18,714
Total	$147,066	$44,473	$93,570

Six Months Ended June 30, 2014	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$12,673	$3,899	$9,307
Maiden Insurance Company	21,122	6,441	15,499
Technology Insurance Company	8,449	2,585	6,218
Total	$42,244	$12,925	$31,024

Six Months Ended June 30, 2013	Ceded Earned Premiums	Ceding Commission Income	Ceded Losses and LAE
ACP Re Ltd.	$87,263	$26,930	$55,033
Maiden Insurance Company	145,438	44,883	91,721
Technology Insurance Company	58,175	17,954	36,688
Total	$290,876	$89,767	$183,442

Included in ceding commission income was $2,481 and $6,249 which represented recovery of successful acquisition cost of the reinsured contracts for the three and six months ended June 30, 2014, respectively, while $24,279 and $48,487 represented recovery of successful acquisition cost of the reinsured contracts for the three and six months ended June 30, 2013, respectively. These amounts have been netted against acquisition and other underwriting costs in the accompanying consolidated statements of income.

June 30, 2014	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$47,965	$1,214	$11,228
Maiden Insurance Company	79,942	2,023	18,712
Technology Insurance Company	31,977	785	7,485
Total	$159,884	$4,022	$37,425

December 31, 2013	Reinsurance Recoverable on Paid and Unpaid Losses and LAE	Ceded Commission Receivable	Ceded Premium Payable
ACP Re Ltd.	$74,997	$7,669	$30,604
Maiden Insurance Company	124,995	12,782	51,021
Technology Insurance Company	49,998	4,958	20,408
Total	$249,990	$25,409	$102,033

The Company nets the ceded commission receivable against ceded premium payable in the condensed consolidated balance sheets as the NGHC Quota Share Agreement allows for net settlement. The agreement also stipulates that if the Company would be denied full statutory credit for reinsurance ceded pursuant to the credit for reinsurance laws or regulations in any applicable jurisdiction, NGHC will secure an amount equal to that obligation through a letter of credit; assets held in trust for the benefit of NGHC or cash. ACP Re Ltd. and Maiden Insurance Company held assets in trust in the amount of $55,007 and $86,023, respectively, as of June 30, 2014 and $57,959 and $104,824, respectively, as of December 31, 2013.

The Company and AmTrust have formed the LSC Entities for the purposes of acquiring certain life settlement contracts. For further discussion on the LSC Entity arrangements, see Note 5, “Equity Investments in Unconsolidated Subsidiaries”.

800 Superior, LLC and Affiliated Entities

As described in Note 5, "Equity Investments in Unconsolidated Subsidiaries", the Company formed 800 Superior, LLC along with AmTrust, whereby each entity owns a 50% interest. In 2012, the Company also entered into a lease agreement with 800 Superior, LLC for a period of 15 years whereby the Company leased approximately 134,000 square feet. The Company paid 800 Superior, LLC $561 and $1,122 for the three and six months ended June 30, 2014, respectively, and $535 and $1,071 for the three and six months ended June 30, 2013, respectively. For more information on the 800 Superior, LLC and Affiliated Entities related party transactions, see Note 15, "Related Party Transactions - 800 Superior LLC and Affiliated Entities" of our Annual Report on Form 10-K for the year ended December 31, 2013.